Income Taxes - Summary of Effective Income Tax Rate (Parenthetical) (Details)	12 Months Ended
Jun. 30, 2026
Income Tax Disclosure [Abstract]
Effective Income Tax Rate Reconciliation, State and Local Jurisdiction, Contribution Greater than 50 Percent, Tax Effect [Extensible Enumeration]	stpr:NY